Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2018	2019
Interest on long-term debt	3,656,811	2,790,621
Administrative expenses	251,257	205,184
Other operating costs	660,000	—
Vessel operating and voyage expenses	2,311,420	3,006,274

Total	6,879,488	6,002,079